S000073359 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Northern Trust ESG & Climate Developed Markets ex-US Core ETF | FlexShares ESG & Climate Developed Markets ex-US Core Index Fund
Prospectus [Line Items]
Annual Return [Percent]	27.27%	3.19%	17.90%	(15.59%)